INSURANCE - Reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	$ (229,238)
Cash flows
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(541,432)	$ (229,238)
Reinsurance contract Assets/liabilities
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(23,477)	(14,416)
Assets under insurance contracts and reinsurance contracts issued at beginning of period	106,721
Insurance contracts liability (asset) at beginning of period	83,244	(14,416)
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Allocation of reinsurance premiums	(320,412)	(394,538)
Amounts recoverable from reinsurers for incurred claims	1,123,096	204,022
Net income (expenses) from reinsurance contracts held	802,684	(190,516)
IAS29 + finance income from reinsurance contracts held	(49,641)	52,798
Total amounts recognised in comprehensive income	753,043	(137,718)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	454,016	278,141
Recoveries from reinsurance	(961,518)	(42,770)
Total cash flows	(507,502)	235,371
Insurance contracts liability (asset) at end of period	328,785	83,244
Liabilities under insurance contracts and reinsurance contracts issued at end of period		(23,477)
Assets under insurance contracts and reinsurance contracts issued at end of period	328,785	106,721
Reinsurance contract Assets/liabilities | Remaining coverage
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(25,273)	(71,027)
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(79,760)
Insurance contracts liability (asset) at beginning of period	(105,033)	(71,027)
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Allocation of reinsurance premiums	(320,412)	(394,538)
Net income (expenses) from reinsurance contracts held	(320,412)	(394,538)
IAS29 + finance income from reinsurance contracts held	(26,090)	82,386
Total amounts recognised in comprehensive income	(346,502)	(312,152)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	454,016	278,141
Total cash flows	454,016	278,141
Insurance contracts liability (asset) at end of period	2,481	(105,033)
Liabilities under insurance contracts and reinsurance contracts issued at end of period		(25,273)
Assets under insurance contracts and reinsurance contracts issued at end of period	2,481	(79,760)
Reinsurance contract Assets/liabilities | Liability for incurred claim
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	186,481
Cash flows
Assets under insurance contracts and reinsurance contracts issued at end of period	326,304	186,481
Reinsurance contract Assets/liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	1,796	56,611
Assets under insurance contracts and reinsurance contracts issued at beginning of period	186,481
Insurance contracts liability (asset) at beginning of period	188,277	56,611
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Amounts recoverable from reinsurers for incurred claims	1,123,096	204,022
Net income (expenses) from reinsurance contracts held	1,123,096	204,022
IAS29 + finance income from reinsurance contracts held	(23,551)	(29,588)
Total amounts recognised in comprehensive income	1,099,545	174,434
Cash flows
Recoveries from reinsurance	(961,518)	(42,770)
Total cash flows	(961,518)	(42,770)
Insurance contracts liability (asset) at end of period	326,304	188,277
Liabilities under insurance contracts and reinsurance contracts issued at end of period		1,796
Assets under insurance contracts and reinsurance contracts issued at end of period	326,304	186,481
Insurance contract assets/Liabilities
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	3,857,804	3,400,530
Insurance contracts liability (asset) at beginning of period	3,857,804	3,400,530
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Allocation of reinsurance premiums	(26,675,413)	(26,281,261)
Net income (expenses) from reinsurance contracts held	25,523,451	27,375,166
IAS29 + finance income from reinsurance contracts held	(3,688,723)	(10,219,612)
Total amounts recognised in comprehensive income	21,834,728	17,155,554
Cash flows
Total cash flows	(24,035,108)	(16,698,280)
Insurance contracts liability (asset) at end of period	1,657,424	3,857,804
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(470,001)
Assets under insurance contracts and reinsurance contracts issued at end of period	2,127,425	3,857,804
Insurance contract assets/Liabilities | Remaining coverage
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	6,383,998	4,936,104
Insurance contracts liability (asset) at beginning of period	6,383,998	4,936,104
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Allocation of reinsurance premiums	(3,075,764)	(5,680,941)
Net income (expenses) from reinsurance contracts held	49,123,100	47,975,486
IAS29 + finance income from reinsurance contracts held	(3,865,440)	(10,634,744)
Total amounts recognised in comprehensive income	45,257,660	37,340,742
Cash flows
Total cash flows	(47,279,504)	(35,892,848)
Insurance contracts liability (asset) at end of period	4,362,154	6,383,998
Liabilities under insurance contracts and reinsurance contracts issued at end of period	1,520,853
Assets under insurance contracts and reinsurance contracts issued at end of period	2,841,301	6,383,998
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(2,406,240)
Cash flows
Assets under insurance contracts and reinsurance contracts issued at end of period	(640,512)	(2,406,240)
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(2,406,240)	(1,470,553)
Insurance contracts liability (asset) at beginning of period	(2,406,240)	(1,470,553)
Increase (decrease) through insurance service result for reconciliation by remaining coverage and incurred claims, insurance contracts liability (asset) [abstract]
Allocation of reinsurance premiums	(23,447,572)	(20,510,225)
Net income (expenses) from reinsurance contracts held	(23,447,572)	(20,510,225)
IAS29 + finance income from reinsurance contracts held	147,948	379,970
Total amounts recognised in comprehensive income	(23,299,624)	(20,130,255)
Cash flows
Total cash flows	23,244,396	19,194,568
Insurance contracts liability (asset) at end of period	$ (2,461,468)	(2,406,240)
Assets under insurance contracts and reinsurance contracts issued at end of period		$ (2,406,240)